Property and equipment, net - Schedule of Property and equipment, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less—Accumulated depreciation	$ (1,141,366)	$ (385,273)
Property, Plant and Equipment, Net, Total	117,975	22,319
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	715,401	407,302
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 543,940	$ 290